PROVIDENT INVESTMENT COUNSEL
                           Small Company Growth Fund I

                        Supplement dated November 8, 1999
                        to Prospectus dated March 1, 1999


THE FOLLOWING DEFINITION OF THE MARKET CAPITALIZATION OF SMALL COMPANIES REPLACES THE SENTENCE WHICH APPEARS UNDER "PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH COMPANY FUND I" ON PAGE 9 OF THE PROSPECTUS:

Small companies are those whose market capitalization or annual revenues at the time of initial purchase are $1 billion or less.
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                          PROVIDENT INVESTMENT COUNSEL
                             SMALL CAP GROWTH FUND I

                        SUPPLEMENT DATED NOVEMBER 8, 1999
                        TO PROSPECTUS DATED MARCH 5, 1999


THE FOLLOWING DEFINITION OF THE MARKET CAPITALIZATION OF SMALL COMPANIES REPLACES THE SENTENCE WHICH APPEARS ON PAGE 6 OF THE PROSPECTUS:

Small companies are those whose market capitalization or annual revenues at the time of initial purchase are $1 billion or less.
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                          PROVIDENT INVESTMENT COUNSEL
                       SMALL COMPANY GROWTH FUNDS A AND B

                        SUPPLEMENT DATED NOVEMBER 8, 1999
                       TO PROSPECTUS DATED MARCH 31, 1999
                             AS AMENDED MAY 17, 1999


THE FOLLOWING DEFINITION OF THE MARKET CAPITALIZATION OF SMALL COMPANIES REPLACES THE SENTENCE WHICH APPEARS UNDER "PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH COMPANY FUNDS" ON PAGE 14 OF THE PROSPECTUS:

Small companies are those whose market capitalization or annual revenues at the time of initial purchase are $1 billion or less.